STOCK OPTION RESERVE	9 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
STOCK OPTION RESERVE

NOTE 14. STOCK OPTION RESERVE

(a)	The following table provides the activity for the Company’s stock option reserve for the nine months ended December 31, 2023 and 2022:

	Nine Months Ended December 31,
	2023		2022
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve
Balance, beginning of period	$–	$21,204	$11,659	$16,928
Share-based compensation expense	–	2,248	–	3,614
Settled in iOx exchange	–	–	(11,659)	–
Balance, end of period	$–	$23,452	$–	$20,542

Stock Options and Restricted Stock Units

On June 25, 2020, at the annual meeting of shareholders, the Company’s incentive stock option plan (the “2020 Stock Option Plan”) was approved, which authorized the Company’s directors to fix the option exercise price and to issue stock options under the plan as appropriate. The Company’s 2020 Stock Option Plan was a 10% rolling stock option plan under which the Company’s directors were authorized to grant up to a maximum of 10% of the issued and outstanding ordinary shares on the date of grant.

Effective January 13, 2021, the Company amended and restated its 2020 Stock Option Plan to permit the grant of additional types of equity compensation securities, including restricted stock units (“RSUs”) and dividend equivalent rights (the “2021 Equity Incentive Plan”).

Amended and Restated 2021 Equity Incentive Plan and Grants of Stock Options and Restricted Stock Units

On January 19, 2022, the Board unanimously approved the Amended and Restated 2021 Equity Incentive Plan (the “Amended and Restated 2021 Equity Incentive Plan”). The Amended and Restated 2021 Equity Incentive Plan provides for:

(1)	An increase of aggregate number of ordinary shares available for awards to 2,001,812, which is equal to 15% of the issued and outstanding ordinary shares of the Company as of January 19, 2022 subject to discretionary annual increases (on a cumulative basis) as may be approved by the Board in future years by a number of ordinary shares not to exceed an additional 5% of the aggregate number of shares then outstanding;

(2)	The authorization of incentive stock options under the Amended and Restated 2021 Equity Incentive Plan; and

(3)	The provision of dividend equivalent rights to be issued when authorized.

On June 8, 2022, the Company granted 50,000 options to purchase shares to an executive of the Company. The options have an exercise price of $11.00, the average price of the stock on that date, vest ratably on each of the first four anniversaries of the grant date and will expire, if unexercised, on June 8, 2032.

On July 27, 2022, the Company granted 15,900 options to purchase shares to a member of the Board. The options have an exercise price of $10.06, the average price of the stock on that date, vest ratably on each monthly anniversary of the grant date in the three-year period following the grant date and will expire, if unexercised, on July 27, 2032.

On March 30, 2023, the Board unanimously approved to increase the maximum number of ordinary shares reserved for issuance under the Amended and Restated 2021 Equity Incentive Plan. The aggregate number of shares reserved for awards under the Amended and Restated 2021 Equity Incentive Plan was increased by 879,180 shares, which represented 5% of ordinary shares outstanding on March 29, 2023, to 2,880,992. As of December 31, 2023, of the 2,880,992 reserved shares under the Amended and Restated 2021 Equity Incentive Plan, 2,342,160 shares were reserved for awards previously granted and 538,832 shares remained available for future awards under such plan.

On March 30, 2023, the Company granted an aggregate of 746,120 stock options exercisable at a price of $2.92 per share, representing the average price of the shares on the grant date, which expire on March 30, 2033, to various directors, officers and a consultant of the Company. 14,600 options to purchase ordinary shares, totaling 87,600, were granted to each non-executive member of the Board and vest on the first anniversary of the grant date. A total of 651,020 stock options were granted to employees (including Mr. Walters, who is Chairman of the Board of Directors), and a consultant, and such stock options vest ratably on each of the first four annual anniversaries of the grant date. The balance of 7,500 stock options were also granted to a consultant, which was fully vested as of the grant date.

(b)	The changes in the number of options issued for the nine months ended December 31, 2023 and 2022 were:

	Nine Months Ended December 31,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Balance, beginning of period	1,963,420	1,151,400	–	1,275
Granted	–	65,900	–	–
Expired or forfeited	–	–	–	(1,275)
Balance, end of period	1,963,420	1,217,300	–	–
Exercisable, end of period	773,988	419,705	–	–

(c)	The following is the weighted average exercise price and the remaining contractual life for outstanding options by plan as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022	2023	2022
	PBI Amended and Restated 2021 Equity Incentive Plan		iOx Option Plan (Subsidiary Plan)
Weighted average exercise price	$10.53	15.19	$–	$–
Weighted average remaining contractual life (in years)	8.11	8.41	–	–

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price for all options outstanding as of December 31, 2023 and March 31, 2023, except for 7,500 vested options and 738,620 unvested options as of March 31, 2023.

The Company recorded approximately $0.7 million and $1.2 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the three months ended December 31, 2023 and 2022, respectively. The Company recorded approximately $2.2 million and $3.6 million of share-based compensation expense with respect to the Amended and Restated 2021 Equity Incentive Plan in the nine months ended December 31, 2023 and 2022, respectively. The Company expects to record additional share-based compensation expense of approximately $1.8 million through March 2027 with respect to the Amended and Restated 2021 Equity Incentive Plan.

As of September 30, 2022, the Company’s iOx stock option plan was fully vested. The iOx stock option plan expired on May 5, 2022 and all outstanding stock option awards issued under the iOx stock option plan expired.